Property and equipment, net	12 Months Ended
Dec. 31, 2016
Property and equipment, net [Abstract]
Property and equipment, net
11.	Property and equipment, net

Property and equipment consists of the following:
	December 31,
	2015	2016
	RMB	RMB

Gross carrying amount
Buildings	482,387	482,333
Servers, computers and equipment	453,441	565,786
Leasehold improvements	69,929	80,812
Decoration of buildings	66,140	68,981
Motor vehicles	12,835	24,016
Furniture, fixture and office equipment	26,098	23,259
Construction in progress	1,937	5,586

Total	1,112,767	1,250,773
Less: accumulated depreciation	(269,318)	(412,023)

Property and equipment, net	843,449	838,750

Depreciation expense for the years ended December 31, 2014, 2015 and 2016 were RMB68,035, RMB122,098 and RMB 173,625, respectively.